Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Common Stock

Note 9 Common Stock

On July 23, 2020, the Company issued 1,785,000 shares of common stock pursuant to a notice of conversion of a note payable of $16,900 at $0.01 per share plus legal fees of $950, totalling $17,850.

On March 25, 2019, the Company completed a private placement of 600,000 shares of common stock at a per share price of $0.05 for gross proceeds of $30,000. This was issued during the period ended December 31, 2019.

On February 14, 2019, the Company completed a private placement of 400,000 shares of common stock at a per share price of $0.05 for gross proceeds of $20,000. This was issued during the period ended December 31, 2019.

On March 2, 2018, the Company completed a private placement of 150,000 shares of common stock at a per share price of $0.10 for gross proceeds of $15,000. The shares were issued during the period ended December 31, 2019.

On February 16, 2018, the Company completed a private placement of 150,000 shares of common stock at a per share price of $0.10 for gross proceeds of $15,000. The shares were issued during the period ended December 31, 2019.

On January 25, 2018, two convertible notes were converted into shares. One note for $25,000 was converted into 2,500,000 shares at $0.01 per share and the other note for $10,000 was converted into 2,000,000 shares at $0.005 per share.

On July 14, 2017, two convertible notes were converted into shares. One note for $25,000 was converted into 555,556 shares at $0.045 per share and the other note for $20,000 was converted to 400,000 shares at $0.05 per share.

On January 21, 2015, a majority of the Company’s stockholders approved a consolidation of the issued and outstanding shares of common stock, on a 10 for 1 basis, thereby decreasing the issued and outstanding share capital from 113,020,000 to 11,302,009. This was effected on March 11, 2015. This consolidation has been applied retroactively and all references to the number of shares issued reflect this consolidation.

On March 30, 2006, the Company entered into a private placement agreement whereby the Company issued 20,000 Regulation-S shares in exchange for $50,000. ($2.50 per share).

On June 7, 2004, the Company issued 5,907,000 in consideration of $472 in cash. ($.00008 per share.)

On June 14, 2001, the Company approved a forward stock split of 5,000:1.

On June 15, 1998, the Company authorized and issued 5,375,000 shares of its common stock in consideration of $430 in cash. ($.00008 per share.)

There are no shares subject to warrants or options as of June 30, 2020.

Note 7 Common Stock

On March 25, 2019, the Company completed a private placement of 600,000 shares of common stock at a per share price of $0.05 for gross proceeds of $30,000. This was issued during the period ended December 31, 2019.

On February 14, 2019, the Company completed a private placement of 400,000 shares of common stock at a per share price of $0.05 for gross proceeds of $20,000. This was issued during the period ended December 31, 2019.

On March 2, 2018, the Company completed a private placement of 150,000 shares of common stock at a per share price of $0.10 for gross proceeds of $15,000. The shares were issued on June 16, 2019.

On February 16, 2018, the Company completed a private placement of 150,000 shares of common stock at a per share price of $0.10 for gross proceeds of $15,000. The shares were issued on June 16, 2019.

On January 25, 2018, two convertible notes were converted into shares. One note for $25,000 was converted into 2,500,000 shares at $0.01 per share and the other note for $10,000 was converted into 2,000,000 shares at $0.005 per share.

On July 14, 2017, two convertible notes were converted into shares. One note for $25,000 was converted into 555,556 shares at $0.045 per share and the other note for $20,000 was converted to 400,000 shares at $0.05 per share.

On January 21, 2015, a majority of the Company’s stockholders approved a consolidation of the issued and outstanding shares of common stock, on a 10 for 1 basis, thereby decreasing the issued and outstanding share capital from 113,020,000 to 11,302,009. This was effected on March 11, 2015.

On March 30, 2006, the Company entered into a private placement agreement whereby the Company issued 20,000 Regulation-S shares in exchange for $50,000. ($2.50 per share).

On June 7, 2004, the Company issued 5,907,000 in consideration of $472 in cash. ($.00008 per share.)

On June 14, 2001, the Company approved a forward stock split of 5,000:1.

On June 15, 1998, the Company authorized and issued 5,375,000 shares of its common stock in consideration of $430 in cash. ($.00008 per share.)

There are no shares subject to warrants or options as of December 31, 2019.